Unpaid claims - Additional information (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Liability for Unpaid Claims and Claims Adjustment Expense, Activity in Liability [Abstract]
Unpaid claims	$ 140,210	$ 93,615	$ 103,976	$ 77,886	$ 41,660
Prior years	$ 109,362	$ 55,559	$ 63,039	$ 37,742
Ratio of current year medical claims paid as a percent of current year net medical claims	0.882	0.796	0.830	0.831